ADVANCES FROM THE FEDERAL HOME LOAN BANK - Savings Bank's investment in federal home loan bank stock (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank	$ 14,851	$ 19,261
Federal Home Loan Bank Of Cincinnati
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank	14,851	19,261
Advances from the Federal Home Loan Bank, weighted-average interest rate	3.72%	3.64%
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 1.50% - 4.84%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2014
Advances from the Federal Home Loan Bank, Interest rate range, minimum	1.50%
Advances from the Federal Home Loan Bank, Interest rate range, maximum	4.84%
Advances from the Federal Home Loan Bank		997
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 4.31% - 5.36%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2015
Advances from the Federal Home Loan Bank, Interest rate range, minimum	4.31%
Advances from the Federal Home Loan Bank, Interest rate range, maximum	5.36%
Advances from the Federal Home Loan Bank	573	1,733
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 4.07% - 5.25%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2016
Advances from the Federal Home Loan Bank, Interest rate range, minimum	4.07%
Advances from the Federal Home Loan Bank, Interest rate range, maximum	5.25%
Advances from the Federal Home Loan Bank	10,296	10,501
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 5.27% - 5.35%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2017
Advances from the Federal Home Loan Bank, Interest rate range, minimum	5.27%
Advances from the Federal Home Loan Bank, Interest rate range, maximum	5.35%
Advances from the Federal Home Loan Bank	406	672
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 1.38% - 4.18%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2018
Advances from the Federal Home Loan Bank, Interest rate range, minimum	1.38%
Advances from the Federal Home Loan Bank, Interest rate range, maximum	4.18%
Advances from the Federal Home Loan Bank	1,367	2,092
Federal Home Loan Bank Of Cincinnati | Fixed interest rate 1.81%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Maturing year	2020
Advances from the Federal Home Loan Bank, Interest rate	1.81%
Advances from the Federal Home Loan Bank	$ 2,209	$ 3,266